Debt - Summary of Interest Expense (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Amortization of deferred financing fees and convertible debt discount	$ 2,051,000	$ 26,000	$ 3,484,753	$ 116,857
Total Interest Expense	2,664,000	$ 45,000	4,876,706	$ 308,266
Convertible Debt | Energize Ventures Fund [Member] | Related Party Convertible Notes I
Debt Instrument [Line Items]
Contractual interest expense	44		327
Amortization of deferred financing fees and convertible debt discount	184		1,102
Total Interest Expense	$ 228		$ 1,429
Effective interest rate	58.30%		58.30%
Convertible Debt | Drive Capital Fund [Member] | Related Party Convertible Notes II
Debt Instrument [Line Items]
Contractual interest expense	$ 17		$ 63
Amortization of deferred financing fees and convertible debt discount	24		86
Total Interest Expense	$ 41		$ 149
Effective interest rate	17.10%		17.10%
Convertible Debt | Energy Capital Partners Holdings [Member] | Related Party Convertible Notes III
Debt Instrument [Line Items]
Contractual interest expense	$ 40		$ 76
Amortization of deferred financing fees and convertible debt discount	52		95
Total Interest Expense	$ 92		$ 171
Effective interest rate	16.30%		16.30%